UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

Institutional Money Market Fund

ANNUAL REPORT
May 31, 2007

The Discipline of Investing, a Commitment to Results

Allegiant
ADVANTAGE FUND
AllegiantFunds.com

ALLEGIANT ADVANTAGE FUND ANNUAL REPORT

Allegiant Advantage Institutional Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Advantage Institutional Money Market Fund (the “Fund”) carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at www.allegiantfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allegiant Advantage Institutional Money Market Fund

CHAIRMAN’S MESSAGE

JULY 2007

Dear Shareholders:

We are pleased to provide you with important annual information about Allegiant Advantage Institutional Money Market Fund, as well as a review of the financial markets and the events shaping the global markets. During the year ended May 31, 2007, total assets of the Fund increased by $510 million to over $2 billion.

We are pleased that the Fund has crossed the $2 billion threshold in its less than three years of existence. The investment team continues to manage the Fund within the strict guidelines established by Moody’s and Standard & Poor’s to receive their highest money market fund ratings.

If you have any questions regarding this Fund or other funds offered by Allegiant, please visit www.allegiantfunds.com or contact an Allegiant representative at 1-800-364-4890. Our staff is available from 8:00 a.m. to 6:00 p.m. Monday through Friday.

Thank you for your continued confidence in the Allegiant Advantage Institutional Money Market Fund. We look forward to serving your investment needs in the year ahead.

Sincerely,

Robert D. Neary
Chairman

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“…the Fed established a holding pattern with the federal funds rate at 5.25%.”

Over the last year, we’ve provided updates on the progress Allegiant Asset Management has made and we are seeing the impact of that transformation. Our focus is on delivering competitive products to our shareholders. We believe the changes you have seen are leading us in this direction. Our investment teams, while located in various cities across the country, continue to benefit from sharing ideas. Across the spectrum of both equity and fixed income investments, a significant number of our mutual funds have outperformed their benchmarks and/or Lipper peer groups.(1) Although the markets have oscillated, our teams have remained focused on their investment process yielding strong results. And, we continue to be opportunistic in looking for areas to expand upon our capabilities and grow our product offerings to meet your ever changing needs.

Review

The markets spent most of the past fiscal year focused on the Federal Reserve Board, which, despite widespread speculation of impending interest rate cuts, took no such action. Rather, the Fed established a holding pattern with the federal funds rate at 5.25%. Despite the inaction, interest rate speculation remained intense as debate centered on competing fears of a slowing economy and rising inflation.

The housing market recession was dominant among fears of an excessive economic slow-down. Previous years of abnormally low interest rates combined with a dramatic relaxation of underwriting standards and increased speculation resulted in overvalued market conditions. As interest rates trended higher and affordability trended lower, however, demand collapsed, prices weakened, and credit problems multiplied.

Fortunately, the rest of the economy held up well. Sustained by healthy job and income gains, and rising net worth, the stalwart American consumer showed little evidence of retrenchment aside from episodic set-backs driven by energy price spikes. Commercial construction activity remained buoyant due to falling vacancy rates and foreign trade improved due to strong growth abroad and a declining value of the dollar.

Eventually, the economy’s resilience gave way to inflationary angst. Commodity prices remained stubbornly high and “core” measures of inflation exceeded the ranges preferred by Federal Reserve officials.

Fixed Income

The fixed income market over the last year was marked by a flat-to-inverted yield curve, historically low spreads, and low volatility. As calendar 2006 drew to an end, bond yields increased due to a combination of favorable economic readings and persistently unacceptable inflation. Still, given low market risk premiums and low interest rates, bonds performed well across all sectors.

Interest rate volatility declined throughout the year, as the Fed remained on hold and interest rates traded in a fairly narrow range. Nonetheless, the subprime crisis and an associated surge in delinquencies and defaults did affect lower quality segments of the mortgage market. Conversely, the U.S. agency component of the mortgage-backed market was affected very little.

(1)	Peer-group performance is derived from data provided by Lipper Inc.

Commentary provided by Allegiant Asset Management Company

“The fixed income market over the last year was marked by a flat-to-inverted yield curve, historically low spreads, and low volatility.”

Within the corporate component of the bond markets, spreads traded historically tight on the back of robust cash flows and higher-than-expected earnings. Growing concerns over domestic economic weakness coupled with housing-related problems have weighed on the corporate market in 2007, slightly widening spreads. Nevertheless, the Lehman Brothers U.S. Corporate Investment Grade Index finished the year ended May 31, 2007, by returning 7.36%.

The volatility across equity markets in late February 2007 carried over to the bond markets, as investors sought higher quality Treasuries, pushing yields down. Yields soon reversed direction and began to tick upward due to concerns over waning foreign interest in Treasury holdings, strong growth abroad, and renewed inflation pressures.

Equities

The stock market kept a hopeful eye on the Fed and reached new highs, predicated on the expectation of a “Goldilocks scenario” nurtured by lower interest rates. In late February, however, global markets sold off following a 10% drop in the Chinese exchange and emerging evidence of subprime mortgage difficulties. The decline was short-lived as favorable liquidity, strong global growth and better-than-expected earnings provided welcome tailwinds to rising markets worldwide.

U.S. corporations continued to generate robust earnings growth, fueled by their continued global expansion. For the first time, companies in the S&P 500® Index will generate over 50% of their sales abroad. The robust economic growth of China, developing economies, and Europe, combined with a weak U.S. dollar, helped offset results from domestic operations.

Merger and acquisition activity also surged and record levels of equity buy-backs further buoyed the market, each supported by still-low interest rates and cash-rich balance sheets. Private equity firms enjoyed record inflows as appetites for “alternative” investments remained strong.

Stock market returns for the year ended May 31, 2007, were stellar. The S&P 500® reached a new high in late May and returned 22.79%, while the Russell 2000® returned 18.92%. Large cap stocks finally outperformed small cap, and value continued to top growth.* International developed markets (MSCI EAFE®) returned 26.84%, while emerging markets (MSCI EM®) returned 38.16%.**

Telecomm dominated all sectors, returning 49.80% for the year. Utilities returned 35.99%, followed by energy at 28.45%. Industrials and consumer staples lagged the overall market at 16.81% and 18.76%, respectively.

What’s Ahead?

The preoccupation with higher inflation and slower economic growth remains in place. Energy and food costs continue to trend higher and recent declines in core inflation are tenuous. Meanwhile, the housing market remains precarious. Together, it is possible that these vulnerabilities could move the U.S. economy dangerously close to recession. However, the Fed maintains that moderate economic growth (GDP below the economy’s full potential) will allow inflation pressures to gradually abate, and the economy will slowly recover without further action on its part.

*	Large-company stocks are represented by the Russell 1000® Index and Small-company stocks are represented by the Russell 2000® Index.
**	The Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE®”) and the Morgan Stanley Capital International Emerging Markets (“MSCI EM®”)

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

Though 2007 first quarter earnings were significantly above consensus, much of the resilience was fueled by strong foreign sales, an increase in corporate pricing power, and the benefits that a weak U.S. dollar has on currency translation effects. Nonetheless, profits are clearly on a slowing trajectory as rising labor, commodity and financing costs continue to squeeze margins. Additionally, the Treasury market shows enduring worries that inflation is not abating, which could take a serious toll on both equities and the housing markets.

That said, U.S. corporations are enjoying high margins, strong cash flows, and stable balance sheets that allow them considerable flexibility. Interest rates remain relatively low and domestic growth, though slowed, has not turned negative. The U.S. economy is now a global one, and the world markets will significantly impact its future.

In closing, thank you for the trust you have placed with us. You are truly our most valuable asset.

Allegiant Advantage Institutional Money Market Fund

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLE

The table below presents portfolio holdings as a percentage

of total investments as of May 31, 2007.

Commercial Paper	52.4%
Corporate Bonds	17.8
Certificates of Deposit	16.9
Repurchase Agreements	5.7
Municipal Securities	2.4
Master Notes	2.2
Funding Agreements	1.7
Money Market Funds	0.9
100.0%

All mutual funds have operating expenses. As a shareholder of the Fund, you could incur operating expenses including investment advisory fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2006 to May 31, 2007).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Table

	Beginning Account Value 12/1/06	Ending Account Value 5/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Institutional Class	$1,000.00	$1,026.22	0.15%	$0.76
Advisor Class	1,000.00	1,025.09	0.20	1.01
Hypothetical**
Institutional Class	1,000.00	1,024.18	0.15	0.76
Advisor Class	1,000.00	1,023.93	0.20	1.01

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

Allegiant Advantage Institutional Money Market Fund

TRUSTEES AND OFFICERS OF THE TRUST

Name, Address[1] Age	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past 5 Years/ Other Directorships[3] Held by Board Member	Number of Portfolios in the Fund Complex Overseen by Trustee[4]
Independent Trustees

Robert D. Neary 73	Chairman of the Board and Trustee	Since August 1998	Retired; Co-Chairman of Ernst & Young, 1984 - 1993; Director, Commercial Metals Company.	31

Dorothy A. Berry 63	Trustee	Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986; Chairman and Director, Professionally Managed Portfolios.	31

Kelley J. Brennan 64	Trustee	Since April 2006	Retired; Partner, PricewaterhouseCoopers LLP, 1981 - 2002.	31

John F. Durkott 62	Trustee	Since August 1998	President and CEO, Kittle’s Home Furnishings Center, Inc. (“Kittle’s”), since January 2002; Partner, Kittle’s Bloomington Properties LLC, 1981 - 2003; KK&D LLC, 1989 - 2003; KK&D II LLC, 1998 - 2003 (affiliated real estate companies of Kittle’s).	31

Richard W. Furst 68	Trustee and Chairman of the Audit Committee	Since August 1998	Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), since 2003; Dean and Garvice D. Kincaid Professor of Finance, 2000-2003; Dean and Professor of Finance, 1981-2000; Gatton College of Business and Economics, University of Kentucky.	31

Gerald L. Gherlein 69	Trustee	Since August 1998	Retired; Executive Vice President and General Counsel, Eaton Corporation (global manufacturing), 1991 - 2000.	31

Dale C. LaPorte 65	Trustee	Since April 2005	Senior Vice President and General Counsel, Invacare Corporation (manufacturer of health care products), since December 2005; Partner, 1974 - 2005 and Chairman of Executive Committee, 2000 - 2004, Calfee, Halter & Griswold LLP.	31

Kathleen A. Obert 48	Trustee	Since August 2002	Chairman and CEO, Edward Howard & Co. (public relations agency), since 2000.	31

Interested Trustees

John G. Breen[5] 72	Trustee	Since August 2002	Retired; Chairman and CEO, The Sherwin Williams Co. (manufacture, distribution and sale of coatings), until May 2000; Director, Goodyear Tire & Rubber Co.; Director, The Stanley Works.	31

Timothy L. Swanson[5] 39	President, CEO and Chief Legal Officer	Since February 2006	Executive Vice President and Chief Investment Officer, National City Corporation (bank holding company), since February 2003; Managing Director and Head of Equity Management, Evergreen Private Asset Management, 2002 - 2003; Senior Vice President and Head of Equity Securities, Wachovia Asset Management, 1999 - 2002.	31
	Trustee	Since April 2006

Name, Address[1] Age	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past 5 Years/ Other Directorships[3] Held by Board Member	Number of Portfolios in the Fund Complex Overseen by Trustee[4]
Officers

Kathleen T. Barr[6] 200 Public Square, 5th Floor Cleveland, OH 44114 52	Senior Vice President, Chief Administrative Officer and Chief Compliance Officer	Since February 2003	Senior Vice President (formerly Vice President), National City Bank, and Managing Director, Allegiant Asset Management Group, since June 1999; Managing Director, Allegiant Asset Management Company, since May 1996.	N/A

Patrick Glazar[6] 103 Bellevue Parkway Wilmington, DE 19809 39	Treasurer	Since February 2006	Assistant Vice President and Director, Accounting and Administration, PFPC Inc., since September 2002; Senior Manager, PFPC Inc., 1994 to 2002.	N/A

John Kernan[6] 200 Public Square, 5th Floor Cleveland, OH 44114 41	Assistant Treasurer	Since February 2005	Senior Vice President, National City Bank, and Managing Director of Fund Administration, Allegiant Asset Management Group, since July 2004; Vice President and Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 to 2004.	N/A

Audrey C. Talley[6] One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 53	Secretary	Since February 2005	Partner, Drinker Biddle & Reath LLP (law firm).	N/A

Ronald L. Weihrauch[6] 200 Public Square, 5th Floor Cleveland, OH 44114 30	Assistant Secretary	Since February 2007	Vice President (formerly Assistant Vice President), National City Bank, and Director, Legal Administration, Allegiant Asset Management Group, since September 2004; Senior Attorney, Ohio National Financial Services, 2003 - 2004; Associate Attorney, Millikin & Fitton Law Firm, 2001 - 2003.	N/A

David C. Lebisky[6] 760 Moore Road King of Prussia, PA 19406 35	Assistant Secretary	Since February 2007	Vice President and Senior Director, Regulatory Administration, PFPC Inc., since January 2007; Vice President and Director, PFPC Inc., 2003 to 2007; Assistant Vice President and Manager, 2001 to 2003.	N/A

[1]	Each Trustee can be contacted by writing to Allegiant Advantage Fund, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114, Attention: John Kernan.
[2]

Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

[3]

Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to Allegiant Advantage Fund (“Advantage”), each Trustee serves as a Trustee of Allegiant Funds (“Allegiant”). Mr. Neary and Mr. Swanson also serve as Chairman and President/CEO/Chief Legal Officer, respectively, of Allegiant.

[4]

The “Fund Complex” consists of all registered investment companies for which Allegiant Asset Management Company (the “Adviser”) or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes 1 portfolio of Advantage and 30 portfolios of Allegiant that are offered for sale as of the date of this Annual Report. The Trustees of Allegiant have authorized additional portfolios that have not yet been made available to investors.

[5]

Mr. Breen is considered to be an “interested person” of Advantage as defined in the 1940 Act because he owns shares of common stock of National City Corporation (“NCC”), the indirect parent company of the Adviser. Mr. Swanson is considered to be an “interested person” of Advantage because (1) he is Executive Vice President and Chief Investment Officer of NCC, and (2) he owns shares of common stock and options to purchase common stock of NCC.

[6]

Ms. Barr, Mr. Glazar, Mr. Kernan, Mr. Lebisky, Ms. Talley and Mr. Weihrauch also serve as Officers of Allegiant in their same capacities. Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Advantage and Allegiant from August 2002 to February 2003. In addition, Drinker Biddle & Reath LLP serves as counsel to Advantage and Allegiant.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-800-364-4890.

Allegiant Advantage Institutional Money Market Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Allegiant Advantage Fund

We have audited the accompanying statement of net assets of the Institutional Money Market Fund (the “Fund”) (the sole portfolio of Allegiant Advantage Fund) as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market Fund of the Allegiant Advantage Fund at May 31, 2007, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 19, 2007

Allegiant Advantage Institutional Money Market Fund	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Year Ended May 31, unless other wise indicated

	Net Asset Value, Beginning of Year	Net Investment Income†	Realized Loss on Investments		Dividends from Net Investment Income	Net Asset Value, End of Year	Total Return	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
INSTITUTIONAL CLASS
2007	$1.00	$0.05	$—	**	$(0.05)	$1.00	5.32%	$2,112,795	0.15%	5.19%	0.18%	5.16%
2006	1.00	0.04	—		(0.04)	1.00	4.00	1,521,950	0.17	4.10	0.22	4.05
2005(1)	1.00	0.01	—		(0.01)	1.00	1.40	676,417	0.17	2.42	0.24	2.35
ADVISOR CLASS*
2007	1.00	0.04	—	**	(0.04)	1.00	3.68	529	0.20	5.14	0.23	5.11
2006	1.00	—	—		—	1.00	N/A	—	N/A	N/A	N/A	N/A
2005(1)	1.00	0.01	—		(0.01)	1.00	0.54	—	0.27	2.02	0.34	1.95

*	This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.
**	Amount represents less than $0.005 per share
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

May 31, 2007

	Par (000)	Value (000)
COMMERCIAL PAPER† — 50.5%
Banks — 8.3%
Abbey National North America
5.205%, 09/05/07	$20,000	$19,722
ABN AMRO
5.175%, 11/26/07	20,000	19,488
Danske
5.225%, 07/11/07	15,000	14,913
5.165%, 10/12/07	20,000	19,618
Dexia Delaware LLC
5.195%, 08/08/07	10,000	9,902
5.200%, 08/09/07	10,000	9,900
Societe Generale North America
5.240%, 06/19/07	4,000	3,990
5.205%, 07/12/07	10,000	9,941
5.160%, 11/05/07	20,000	19,550
Westpac Banking
5.225%, 07/05/07	25,000	24,877
5.205%, 07/12/07	3,250	3,231
5.165%, 11/02/07	20,000	19,558

		174,690

Finance-Automotive — 0.9%
Daimlerchrysler Revolving Auto Conduit
5.250%, 07/03/07	20,000	19,906

Financial Conduits — 34.2%
Alpine Securitization
5.235%, 07/03/07	4,886	4,863
Amstel Funding
5.240%, 08/02/07	20,000	19,819
Aspen Funding
5.230%, 07/02/07	15,000	14,933
Atlantis One Funding
5.230%, 06/18/07	10,000	9,975
5.230%, 08/10/07	21,607	21,387
Cancara Asset Securitization
5.235%, 06/04/07	10,360	10,356
5.235%, 06/13/07	10,410	10,392
5.230%, 08/06/07	16,752	16,591
CRC Funding LLC
5.260%, 06/08/07	16,500	16,483
Curzon Funding
5.245%, 07/27/07	3,000	2,976
5.233%, 07/30/07	15,000	14,871
5.240%, 07/30/07	12,000	11,897
5.200%, 08/01/07	15,000	14,868
Edison Asset Securitization LLC
5.170%, 07/05/07	15,000	14,927
5.190%, 09/10/07	11,831	11,659
Fairway Finance
5.250%, 06/29/07	25,000	24,898
Fountain Square Commercial Funding
5.240%, 06/15/07	7,000	6,986
5.230%, 06/18/07	10,000	9,975
5.230%, 07/10/07	10,000	9,943
5.235%, 08/08/07	12,833	12,706
5.215%, 08/21/07	12,198	12,055
Galaxy Funding
5.235%, 08/07/07	20,000	19,805
Gemini Securitization
5.230%, 07/02/07	19,000	18,914
Govco
5.230%, 06/13/07	10,000	9,983
5.220%, 06/18/07	20,000	19,951
5.240%, 07/16/07	18,000	17,882
Grampian Funding LLC
5.225%, 06/15/07	10,000	9,980
5.170%, 11/02/07	20,000	19,558
Greyhawk Funding LLC
5.265%, 06/06/07	15,000	14,989
5.240%, 06/22/07	10,000	9,969
Liberty Street Funding
5.260%, 06/22/07	20,000	19,939
5.230%, 07/25/07	20,000	19,843
Market Street Funding
5.260%, 06/21/07	20,000	19,942
Mont Blanc Capital
5.235%, 07/18/07	10,000	9,932
5.235%, 08/14/07	20,000	19,785
Old Line Funding
5.250%, 08/02/07	15,000	14,864
Old Slip Funding
5.300%, 06/27/07	5,692	5,670
Scaldis Capital LLC
5.215%, 06/25/07	20,000	19,931
5.180%, 09/18/07	10,000	9,843
Sheffield Receivables
5.270%, 06/28/07	20,000	19,921
Solitaire Funding
5.230%, 07/23/07	20,000	19,849
5.240%, 08/23/07	20,000	19,758
Three Pillars Funding
5.250%, 08/14/07	17,574	17,384
5.250%, 08/29/07	14,491	14,303
Three Rivers Funding
5.265%, 06/05/07	25,000	24,985
5.270%, 06/12/07	17,848	17,819
Variable Funding Capital
5.255%, 06/07/07	15,000	14,987
5.245%, 07/19/07	20,000	19,860

		722,206

Financial Services — 7.1%
Allianz Finance
5.235%, 07/12/07	17,500	17,396
General Electric Capital
5.230%, 06/08/07	3,650	3,646
Goldman Sachs
5.235%, 07/17/07	20,000	19,866
Greenwich Capital
5.180%, 06/26/07	15,000	14,946
5.170%, 12/24/07	20,000	19,408
HBOS Treasury Services
5.230%, 07/13/07	15,000	14,909
Merrill Lynch
5.150%, 11/14/07	20,000	19,525
UBS Finance
5.225%, 07/03/07	20,000	19,907
5.225%, 08/10/07	20,000	19,797

		149,400

Total Commercial Paper (Cost $1,066,202)		1,066,202

	Par (000)	Value (000)
CORPORATE BONDS — 17.0%
Banks — 5.5%
American Express Bank (FRN)
5.400%, 11/21/07	$5,000	$5,002
American Express Centurion (FRN)
5.410%, 07/19/07	12,700	12,702
ANZ (FRN)
5.426%, 04/14/08(A)	20,000	20,018
Bank of America (FRN)
5.362%, 11/08/07	20,000	20,000
Bank One (FRN)
5.549%, 10/01/07	5,750	5,755
BNP Paribas (FRN)
5.310%, 06/25/08(A)	10,000	10,000
Calyon (FRN)
5.327%, 08/10/07	5,000	5,000
Nordea Bank AB (FRN)
5.330%, 06/10/08(A)	5,500	5,502
Wachovia (FRN) (MTN)
5.426%, 11/08/07	14,000	14,007
Wachovia Bank (FRN)
5.350%, 11/30/07	5,800	5,800
Wells Fargo (FRN)
5.410%, 09/28/07	10,000	10,003
5.370%, 03/10/08	2,500	2,501

		116,290

Finance-Automotive — 1.5%
American Honda Finance (FRN) (MTN)
5.470%, 08/23/07(A)	8,500	8,503
5.370%, 04/10/08(A)	7,000	7,003
Toyota Motor Credit (FRN) (MTN)
5.239%, 03/17/08	10,000	10,000
5.239%, 03/24/08	7,000	7,000

		32,506

Financial Services — 5.5%
Bear Stearns (FRN)
5.948%, 09/27/07	9,408	9,427
Bear Stearns (FRN) (MTN)
5.486%, 02/08/08	10,000	10,011
General Electric Capital (FRN) (MTN)
5.410%, 06/22/07	2,525	2,525
5.410%, 01/03/08	9,050	9,055
Goldman Sachs (FRN)
5.474%, 07/02/07	3,250	3,251
Goldman Sachs (FRN) (MTN)
5.475%, 10/05/07	10,000	10,005
5.790%, 02/26/08	6,600	6,622
JPMorgan Chase (FRN)
5.425%, 01/25/08	3,783	3,785
Merrill Lynch (FRN) (MTN)
5.360%, 06/15/07	10,000	10,000
5.570%, 07/11/07	1,000	1,001
Morgan Stanley (FRN)
5.480%, 07/27/07	25,000	25,006
Morgan Stanley (FRN) (MTN)
5.484%, 01/18/08	20,000	20,019
TIAA Global Markets
4.125%, 11/15/07(A)	5,300	5,271

		115,978

Insurance — 4.5%
Allstate Life Global Funding II (FRN) (MTN)
5.436%, 04/14/08(A)	20,000	20,020
ASIF Global Financing XVIII
3.850%, 11/26/07(A)	13,000	12,907
John Hancock Global Funding II
5.000%, 07/27/07(A)	7,000	6,996
MetLife Global Funding I
4.750%, 06/20/07(A)	3,500	3,499
MetLife Global Funding I (FRN)
5.420%, 10/05/07(A)	6,500	6,502
MetLife Global Funding I (FRN) (MTN)
5.350%, 06/01/07(A)	8,000	8,000
Monumental Global Funding II (FRN)
3.850%, 03/03/08(A)	4,500	4,447
Monumental Global Funding III (FRN)
5.330%, 03/20/08(A)	10,000	10,000
Nationwide Life Global Funding I (FRN)
5.440%, 06/22/07(A)	10,000	10,001
5.440%, 09/28/07(A)	14,550	14,555

		96,927

Total Corporate Bonds (Cost $361,701)		361,701

CERTIFICATES OF DEPOSIT — 16.2%
Domestic — 1.8%
M&I Bank FSB
5.390%, 12/13/07	10,000	10,004
Wilmington Trust
5.270%, 06/08/07	10,000	10,000
5.340%, 08/21/07	20,000	20,002

		40,006

Euro — 3.1%
BNP Paribas
5.305%, 07/09/07	20,000	20,000
Calyon
5.350%, 08/28/07	20,000	20,000
Deutsche Bank
5.410%, 06/01/07	15,000	15,000
Societe Generale
5.330%, 06/18/07	10,000	10,000

		65,000

Yankee — 11.3%
Abbey National Treasury Service CT
5.310%, 06/15/07	15,000	15,000
Bank of Ireland CT
5.340%, 08/09/07	20,000	20,000
5.305%, 11/09/07	20,000	20,000
Bank of Nova Scotia OR
5.210%, 10/04/07	10,000	9,993
Barclays Bank PLC NY (FRN)
5.280%, 01/03/08	20,000	19,998
BNP Paribas NY
5.310%, 10/10/07	10,000	10,000
Canadian Imperial Bank of Commerce NY
5.405%, 06/15/07	4,100	4,100
5.305%, 07/05/07	15,000	15,000
Credit Suisse NY
5.310%, 10/10/07	20,000	20,000

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

May 31, 2007

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — continued
Yankee — continued
Fortis Bank NY
5.280%, 08/02/07	$18,300	$18,298
Rabobank Nederland NV NY
5.235%, 11/21/07	20,000	20,006
Royal Bank of Canada NY
5.302%, 10/02/07	11,450	11,449
Royal Bank of Canada NY (FRN)
5.264%, 01/22/08	10,000	10,000
Toronto Dominion NY
5.298%, 07/09/07	20,000	20,000
UBS AG CT
5.330%, 10/23/07	24,000	24,009

		237,853

Total Certificates of Deposit (Cost $342,859)		342,859

MUNICIPAL SECURITIES — 2.3%
Colorado — 0.4%
Colorado Housing & Finance Authority (RB) (VRDN)
5.350%, 11/01/36	1,020	1,020
Colorado Housing & Finance Authority (RB)
Series 1-B-1 (VRDN)
5.350%, 04/01/40	6,440	6,440

		7,460

Georgia — 0.2%
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
5.400%, 04/01/25	4,500	4,500

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Clarendon Street Associates (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
5.370%, 12/01/40	3,950	3,950

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series C (VRDN)
5.350%, 06/01/41	2,500	2,500

North Carolina — 0.0%
Greensboro (GO) Series C (VRDN)
5.350%, 04/01/14	1,360	1,360

Pennsylvania — 0.2%
Pennsylvania Economic Development Financing Authority (RB) Series B3 (LOC - PNC Bank) (VRDN)
5.320%, 08/01/25	3,700	3,700

Tennessee — 0.5%
Tennessee State (TECP) Series 00-B
5.320%, 06/10/07	10,900	10,900

Virginia — 0.5%
Virginia State Housing Development Authority (RB) Series E (VRDN)
5.350%, 01/01/46	10,000	10,000

Washington — 0.2%
Seattle (GO) Series C (VRDN)
5.350%, 01/15/26	4,270	4,270

Total Municipal Securities (Cost $48,640)		48,640

MASTER NOTE — 2.1%
Banks — 2.1%
Bank of America (DO)
5.372%, 06/01/07 (Cost $45,000)	45,000	45,000

FUNDING AGREEMENTS — 1.7%
MetLife Funding Agreement (FRN)
5.410%, 09/14/07(B)	15,000	15,000
New York Life Funding Agreement (FRN)
5.399%, 06/06/07(B)	20,000	20,000

Total Funding Agreements (Cost $35,000)		35,000

	Number of Shares
MONEY MARKET FUNDS — 0.9%
AIM STIT Liquid Assets Portfolio	13,006,779	13,007
BlackRock Liquidity Funds TempFund	5,000,000	5,000

Total Money Market Funds (Cost $18,007)		18,007

	Par (000)
REPURCHASE AGREEMENTS — 5.5%
Bank of America 5.300% (dated 05/31/07, due 06/01/07, repurchase price $23,003,386, collateralized by Federal National Mortgage Association Bond, 5.500%, due 03/01/37, total market value $23,460,000)	$23,000	23,000
Barclays 5.300% (dated 05/31/07, due 06/01/07, repurchase price $25,003,681, collateralized Federal Home Loan Mortgage Corporation Notes, 5.096% to 5.104%, due 08/06/07 to 11/13/07, total market value $25,500,472)	25,000	25,000
Deutsche Bank 5.310% (dated 05/31/07, due 06/01/07, repurchase price $28,504,204, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 6.191%, due 10/01/21 to 11/01/36, total market value $ 29,070,001)	28,500	28,500

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Goldman Sachs 5.300% (dated 05/31/07, due 06/01/07, repurchase price $20,002,944, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.493% to 7.523%, due 09/01/32 to 10/01/34, total market value $20,400,000)	$20,000	$20,000
Greenwich Capital 5.310% (dated 05/31/07, due 06/01/07, repurchase price $20,002,950, collateralized by Federal National Mortgage Association Bond, 4.847%, due 02/01/37, total market value $20,402,331)	20,000	20,000

Total Repurchase Agreements (Cost $116,500)		116,500

TOTAL INVESTMENTS — 96.2% (Cost $2,033,909)*		2,033,909

Value (000)
Other Assets & Liabilities — 3.8%
Dividends Payable
Institutional Class	$(6,911)
Advisor Class	(4)
Investment Advisory Fees Payable	(238)
Administration Fees Payable	(24)
Custody Fees Payable	(15)
Trustees’ Fees Payable	(3)
Payable for Investments Purchased	(4,490)
Payable for Shares of Beneficial Interest Redeemed	(568)
Other	91,667

Total Other Assets & Liabilities	79,414

TOTAL NET ASSETS — 100.0%	$2,113,323

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,113,312
Undistributed Net Investment Income	24
Accumulated Net Realized Loss on Investments	(13)

Total Net Assets	$2,113,323

Net Asset Value and Redemption Price Per Share — Institutional Class ($2,112,794,677 ÷ 2,112,809,898 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Advisor Class ($528,804 ÷ 529,010 outstanding shares of beneficial interest)	$1.00

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $153,224 and represents 7.3% of net assets as of May 31, 2007.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $35,000 and represents 1.7% of net assets as of May 31, 2007.
DO —	Demand Obligation: the rate shown is the rate in effect on May 31, 2007, and the date shown is the next reset date. The rate floats daily.
FRN —	Floating Rate Note: the rate shown is the rate in effect on May 31, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
GO —	General Obligation
LLC —	Limited Liability Company
LOC —	Letter of Credit
MTN —	Medium Term Note
PLC —	Public Liability Company
RB —	Revenue Bond
TECP —	Tax Exempt Commercial Paper
VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on May 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF OPERATIONS (000)

For the Year Ended May 31, 2007

Investment Income:
Interest	$99,394
Income from affiliate(1)	37

Total Investment Income	99,431

Expenses:
Investment advisory fees	2,791
Administration fees	250
Shareholder services fees:
Advisor Class	2
Transfer agent fees	36
Custodian fees	76
Professional fees	49
Pricing service fees	4
Printing and shareholder reports	38
Registration and filing fees	43
Trustees’ fees	25
Miscellaneous	83

Total Expenses	3,397

Less:
Waiver of investment advisory fees	(601)

Net Expenses	2,796

Net Investment Income	96,635

Net realized loss on investments sold	(12)

Net Increase in Net Assets Resulting from Operations	$96,623

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	For the Year Ended
	May 31, 2007	May 31, 2006
Investment Activities:
Net investment income	$96,635	$40,575
Net realized loss on investments sold	(12)	—

Net increase in net assets resulting from operations	96,623	40,575

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(96,440)	(40,575)
Advisor Class	(195)	—

Total dividends	(96,635)	(40,575)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	5,831,506	4,801,519
Advisor Class	43,088	—
Reinvestment of dividends:
Institutional Class	33,374	16,615
Advisor Class	136	—

Total proceeds from shares issued and reinvested	5,908,104	4,818,134

Value of shares redeemed:
Institutional Class	(5,274,024)	(3,972,601)
Advisor Class	(42,695)	—

Total value of shares redeemed	(5,316,719)	(3,972,601)

Increase in net assets from share transactions	591,385	845,533

Total increase in net assets	591,373	845,533

Net Assets:
Beginning of year	1,521,950	676,417

End of year*	$2,113,323	$1,521,950

*Including undistributed net investment income	$24	$24

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2007

1. Fund Organization

The Allegiant Advantage Fund (the “Trust”) was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held on May 31, 2007 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Shareholder services fees relating to the Advisor Class are charged directly to that class. Expenses common to both classes, investment income, and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Fund’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate of 0.15% of the Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The waiver, which is calculated at an annual rate based on the Fund’s average daily net assets, was 0.04% from June 1, 2006 to January 31, 2007 and decreased to 0.02% effective February 1, 2007.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Funds (“Allegiant”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Allegiant are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Allegiant based on each Fund’s average daily net assets. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Allegiant.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class Shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.05% of the average daily net assets attributable to the Fund’s Advisor Class Shares held by a financial institution’s customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the “Plan”) for each share class in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. During the year ended May 31, 2007, the Trust did not pay any distribution/12b-1 fees and has voluntarily reduced the fees to 0.00%; the plan has not been amended.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and Allegiant, which are allocated to the Trust and Allegiant based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus either $4,000 for each combined Board meeting attended in person, or $2,000 for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as Co-Administrator, PFPC receives fees at the following rates: 0.0125% of the first $1 billion of the Trust’s average daily net assets and 0.0100% of the Trust’s average daily net assets in excess of $1 billion. In addition, PFPC receives a base fee of $15,000 per annum. One of the officers of PFPC is Treasurer of the Trust.

Transfer Agent

Effective June 10, 2006, PFPC succeeded Boston Financial Data Services as Transfer Agent for the Fund. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2007

the year ended May 31, 2007, PFPC received $21,090 from the Fund in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. One of the officers of PFPC is Treasurer of the Trust.

Legal Fees

Expenses paid by the Trust for the year ended May 31, 2007, include legal fees of $35,439 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Income

PFPC is a wholly owned subsidiary of PNC Financial Services Group Inc., which during the year, provided the Trust access to the PNC Money Market Account for short term investment needs. Income earned on this Account is reported as “Income from affiliate” in the Statement of Operations.

4. Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. As of May 31, 2007, there were no permanent differences to be reclassified.

The tax character of dividends paid, in the amount of $96,634,822, during the year ended May 31, 2007 was ordinary income.

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income (000)	Capital Loss Carryforward (000)	Post- October Losses (000)	Other Temporary Differences (000)	Total Distributable Earnings (000)
Institutional Money Market Fund	$6,967	$(3)	$(10)	$(6,943)	$11

Post-October losses represent losses realized on investment transactions from November 1, 2006 through May 31, 2007 that, in accordance with Federal income tax regulations, a fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2007, the Fund had capital loss carryforwards of $901 available to offset future realized capital gains through May 31, 2014 and $2,352 available to offset future realized capital gains through May 31, 2015.

5. Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price.

6. Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, with the Funds required to implement FIN 48 in the NAV calculation by November 30, 2007. Management does not expect the adoption of FIN 48 to have a material impact on the amounts reported in the financial statements.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square 18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, Pennsylvania 19103

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Dorothy A. Berry, Kelly J. Brennan, John F. Durkott, Richard W. Furst and Robert Neary is each qualified to serve as an audit committee financial expert serving on its audit committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

The board of trustees determined that Richard Furst qualified as an audit committee financial expert pursuant to paragraph (c)(4) of this Item because, in addition to his long service on the registrant’s board of trustees, (i) he holds graduate degrees in finance, (ii) he has been a professor of finance at, and dean of the business school for, a major U.S. university, and (iii) he has served on the audit committees of several other companies, including one that files reports with the Commission.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $19,800 and $19,225 for the fiscal years ended May 31, 2007 and 2006, respectively.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2007 and 2006, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $120,268 for the Registrant’s fiscal years ended May 31, 2007 and 2006, respectively. The 2006 audit-related service was for the preparation of the Report on Controls Placed in Operation and Tests of Operating Effectiveness of the National City Trust Division.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $28,000 and $0 for the fiscal years ended May 31, 2007 and 2006, respectively.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2007 and 2006, respectively.

All Other Fees

(d)	The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2007 and 2006, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $60,000 and $0 for the Registrant’s fiscal years ended May 31, 2007 and 2006, respectively. The 2007 service was for the Allegiant marketing Budget Findings Report.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)	The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.	Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)	The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)	Not applicable

(g)	The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and to the its investment adviser and other service providers under common control with the adviser that provides ongoing services to the Registrant were $321,000 and $603,972 for the Registrant’s fiscal years ended May 31, 2007 and 2006, respectively. These services were for the GIPS/AIMR examination reports, the Trust SAS70, Allegiant tax compliance services, the Allegiant marketing Budget Findings Report and for the preparation of third-party compliance reports.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant’s Form N-CSR filed on August 5, 2005 (Accession No. 0000935069-05-002094).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)
Date 7/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)
Date 7/24/2007

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)
Date 7/24/2007

*	Print the name and title of each signing officer under his or her signature.